SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

Cash Account Trust	DWS Strategic Government Securities Fund
Government & Agency Securities Portfolio	DWS Strategic Income Fund
Money Market Portfolio	DWS Target Fund
Tax-Exempt Portfolio	DWS LifeCompass Income Fund
Investors Cash Trust	DWS LifeCompass Protect Fund
Treasury Portfolio	DWS Target 2008 Fund
Tax-Exempt California Money Market Fund	DWS Target 2010 Fund
DWS Balanced Fund	DWS Target 2011 Fund
DWS Blue Chip Fund	DWS Target 2012 Fund
DWS Equity Trust	DWS Target 2013 Fund
DWS Alternative Asset Allocation Plus Fund	DWS Target 2014 Fund
DWS Core Plus Allocation Fund	DWS Technology Fund
DWS Disciplined Long/Short Growth Fund	DWS Value Series, Inc.
DWS Disciplined Long/Short Value Fund	DWS Dreman Concentrated Value Fund
DWS Disciplined Market Neutral Fund	DWS Dreman High Return Equity Fund
DWS High Income Series	DWS Dreman Mid Cap Value Fund
DWS High Income Fund	DWS Dreman Small Cap Value Fund
DWS Money Funds	DWS Large Cap Value Fund
DWS Money Market Prime Series
DWS State Tax-Free Trust
DWS California Tax-Free Income Fund
DWS New York Tax-Free Income Fund

Shareholders of the funds listed above recently elected Board Members and certain of the funds listed above approved: (1) an amended and restated investment management agreement with Deutsche Investment Management Americas Inc. (the -Advisor-); (2) a subadviser approval policy; and (3) the revision and/or removal of certain fundamental investment policies.

Board Members

For all funds the following replaces the relevant disclosure with respect to the Board under Trustees and Officers or Directors and Officers, as applicable:

The following table presents certain information regarding the Board Members of the Funds. Each Board Member-s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member that is not an -interested person- (as defined in the 1940 Act) of the Funds or the Advisor (each, an -Independent Board Member-), is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Funds. Because the Funds do not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the DWS fund complex.

Independent Board Members

Name, Year of Birth, Position with the Funds and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairperson since 2004,(2) and Board Member since 1987

President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene-s (1978-1988). Directorships: Trustee of 8 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization); Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)

		135
Paul K. Freeman (1950) Vice Chairperson since 2008, and Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	133
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	135
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company(3) (medical technology company); Belo Corporation(3) (media company); Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	135
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	135
Kenneth C. Froewiss (1945) Board Member since 2001	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	135

Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	135
William McClayton (1944) Board Member since 2004	Chief Administrative Officer, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); formerly, Senior Partner, Arthur Andersen LLP (accounting) (1966-2001). Directorship: Board of Managers, YMCA of Metropolitan Chicago. Formerly Trustee, Ravinia Festival	135
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care(3) (January 2007-June 2007)	135
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 8 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation(3) (telecommunications) (November 1989-September 2003)	135
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc. Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	135
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present).	138

Interested Board Member

Name, Year of Birth, Position with the Funds and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen
Axel Schwarzer(4) (1958) Board Member since 2006	Managing Director(5), Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	135

Officers(6)

Name, Year of Birth, Position with the Funds and Length of Time Served(7)	Business Experience and Directorships During the Past 5 Years
Michael G. Clark(8) (1965) President, 2006-present

Managing Director(5), Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette(9) (1962) Vice President and Secretary, 1999-present	Director(5), Deutsche Asset Management
Paul H. Schubert(8) (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present

Managing Director(5), Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis(8) (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger(8) (1962) Assistant Secretary, 2005-present	Director(5), Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson(9) (1962) Assistant Secretary, 1997-present	Managing Director(5), Deutsche Asset Management
Paul Antosca(9) (1957) Assistant Treasurer, 2007-present	Director(5), Deutsche Asset Management (since 2006); formerly, Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark (9) (1967) Assistant Treasurer, 2007-present	Director(5), Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Kathleen Sullivan D-Eramo(9) (1957) Assistant Treasurer, 2003-present	Director(5), Deutsche Asset Management
Diane Kenneally(9) (1966) Assistant Treasurer, 2007-present	Director(5), Deutsche Asset Management
Jason Vazquez(8) (1972) Anti-Money Laundering Compliance Officer, 2007-present

Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby(8) (1962) Chief Compliance Officer, 2006-present

Managing Director(5), Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson(8) (1951) Chief Legal Officer, 2006-present

Director(5), Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel, and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005)(2006-2009)

(1)	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

(2)	Represents the year in which Ms. Driscoll was first appointed Chairperson of certain DWS funds.

(3)	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

(4)

The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the Funds.

(5)	Executive title, not a board directorship.

(6)

As a result of their respective positions held with the Advisor, these individuals are considered -interested persons- of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(7)	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

(8)	Address: 345 Park Avenue, New York, New York 10154.

(9)	Address: Two International Place, Boston, Massachusetts 02110.

Certain officers hold similar positions for other investment companies for which the Advisor or an affiliate serves as the advisor.

Officer-s Role with Principal Underwriter: DWS Scudder Distributors, Inc.

Paul H. Schubert:	Vice President
Caroline Pearson:	Secretary

Board Members- Responsibilities. The officers of the Funds manage its day-to-day operations under the direction of the Board. The primary responsibility of the Board is to represent the interests of the Funds and to provide oversight of the management of the Funds.

Board Committees. The Board has established the following standing committees: Audit Committee, Nominating and Governance Committee, Contract Committee, Equity Oversight Committee, Fixed-Income and Quant Oversight Committee, Marketing and Shareholder Services Committee, and Operations Committee. For each committee, the Board has adopted a written charter setting forth each committee-s responsibilities. Each committee was reconstituted effective April 1, 2008.

Audit Committee: The Audit Committee, which consists entirely of Independent Board Members, assists the Board in fulfilling its responsibility for oversight of (1) the integrity of the financial statements, (2) the Funds- accounting and financial reporting policies and procedures, (3) the Funds- compliance with legal and regulatory requirements related to accounting and financial reporting and (4) the qualifications, independence and performance of the independent registered public accounting firm for the Funds. It also approves and recommends to the Board the appointment, retention or termination of the independent registered public accounting firm for the Funds, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Funds- accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. The members of the Audit Committee are William McClayton (Chair), Kenneth C. Froewiss (Vice Chair), John W. Ballantine, Henry P. Becton, Jr., Keith R. Fox and William N. Searcy, Jr. During the calendar year 2007, the Audit Committee of the Funds- Board held eight (8) meetings.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Board Members, recommends individuals for membership on the Board, nominates officers, board and committee chairs, vice chairs and committee members, and oversees the operations of the Board. The Nominating and Governance Committee also reviews recommendations by shareholders for candidates for Board positions. Shareholders may recommend candidates for Board positions by forwarding their correspondence by US mail or courier service to Dawn-Marie Driscoll, P.O. Box 100176, Cape Coral, FL 33904. The members of the Nominating and Governance Committee are Henry P. Becton, Jr. (Chair), Rebecca W. Rimel (Vice Chair), Paul K. Freeman and William McClayton. During the calendar year 2007, the Nominating and Governance Committee of the Funds- Board performed similar functions and held six (6) meetings.

Contract Committee: The Contract Committee, which consists entirely of Independent Board Members, reviews at least annually, (a) the Funds- financial arrangements with DIMA and its affiliates, and (b) the Funds- expense ratios. The members of the Contract Committee are Robert H. Wadsworth (Chair), Keith R. Fox (Vice Chair), Henry P. Becton, Jr., Richard J. Herring, William McClayton and Jean Gleason Stromberg. During the calendar year 2007, the Contract Review Committee of the Funds- Board performed similar functions and held two (2) meetings.

Equity Oversight Committee: The Equity Oversight Committee reviews the investment operations of those Funds that primarily invest in equity securities (except for those funds managed by a quantitative investment team). The members of the Equity Oversight Committee are John W. Ballantine (Chair), William McClayton (Vice Chair), Henry P. Becton, Jr., Keith R. Fox, Richard J. Herring and Rebecca W. Rimel. During the calendar year 2007, the Equity Oversight Committee of the Funds- Board performed similar functions and held five (5) meetings.

Fixed-Income and Quant Oversight Committee: The Fixed-Income and Quant Oversight Committee reviews the investment operations of those Funds that primarily invest in fixed-income securities or are managed by a quantitative investment team. The members of the Fixed-Income and QuantOversight Committee are William N. Searcy, Jr. (Chair), Jean Gleason Stromberg (Vice Chair), Dawn-Marie Driscoll, Paul K. Freeman, Kenneth C. Froewiss and Robert H. Wadsworth. During the calendar year 2007, the Fixed-Income Oversight Committee of the Funds- Board performed similar functions and held five (5) meetings.

Marketing and Shareholder Services Committee: The Marketing and Shareholder Services Committee reviews the Funds- marketing program, sales practices and literature and shareholder services. The members of the Marketing and Shareholder Services Committee are Richard J. Herring (Chair), Dawn-Marie Driscoll (Vice Chair), Paul K. Freeman, Rebecca W. Rimel, Jean Gleason Stromberg and Robert H. Wadsworth. The Marketing and Shareholder Services Committee was newly established effective April 1, 2008.

The Operations Committee: The Operations Committee reviews the administrative operations, legal affairs and general compliance matters of the Funds. The Operations Committee reviews administrative matters related to the operations of the Funds, policies and procedures relating to portfolio transactions, custody arrangements, fidelity bond and insurance arrangements, valuation of Fund assets and securities and such other tasks as the full Board deems necessary or appropriate. The Operations Committee also oversees the valuation of the Funds- securities and other assets and determines, as needed, the fair value of Fund securities or other assets under certain circumstances as described in the Funds- Valuation Procedures. The Operations Committee has appointed a Valuation Sub-Committee, which may make determinations of fair value required when the Operations Committee is not in session. The members of the Operations Committee are Paul K. Freeman (Chair), Dawn-Marie Driscoll (Vice Chair), John W. Ballantine, Kenneth C. Froewiss, Rebecca W. Rimel and William N. Searcy, Jr. The members of the Valuation Sub-Committee are Kenneth C. Froewiss (Chair), John W. Ballantine, Dawn-Marie Driscoll (Alternate), Paul K. Freeman (Alternate), Rebecca W. Rimel (Alternate) and William N. Searcy, Jr. (Alternate). During the calendar year 2007, the Operations Committee, which held six (6) meetings, and Valuation Committee, which held one (1) meeting, except for DWS Blue Chip Fund, DWS Disciplined Market Neutral Fund, DWS High Income Fund and DWS Technology Fund which held two (2) meetings, performed similar functions.

Ad Hoc Committees. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

Remuneration. Each Independent Board Member receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special fund industry director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance from the Funds or any fund in the DWS fund complex.

Board Members who are officers, directors, employees or stockholders of Deutsche Asset Management (-DeAM-) or its affiliates receive no direct compensation from the Funds, although they are compensated as employees of Deutsche Asset Management, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds. The following tables show compensation from the Funds and aggregate compensation from all of the funds in the DWS fund complex received by each Independent Board Member during the calendar year 2007. Mr. Schwarzer is an interested person of the Funds and received no compensation from the Funds or any fund in the DWS fund complex during the relevant periods.

	Aggregate Compensation from Fund/Portfolio
Name of Board Member	Government & Agency Securities Portfolio	Money Market Portfolio	Tax-Exempt Portfolio	Treasury Portfolio
John W. Ballantine	$7,130	$8,470	$6,660	$3,180
Henry P. Becton, Jr.	$0	$0	$0	$0
Dawn-Marie Driscoll	$0	$0	$0	$0
Keith R. Fox	$0	$0	$0	$0
Paul K. Freeman	$8,862	$10,460	$8,359	$4,081
Kenneth C. Froewiss	$0	$0	$0	$0
Richard J. Herring	$0	$0	$0	$0
William McClayton	$6,810	$8,080	$6,350	$3,040
Rebecca W. Rimel	$0	$0	$0	$0
William N. Searcy, Jr.	$0	$0	$0	$0
Jean Gleason Stromberg	$0	$0	$0	$0
Robert H. Wadsworth	$6,810	$8,080	$6,350	$3,040

	Aggregate Compensation from Fund/Portfolio
Name of Board Member	DWS Alternative Asset Allocation Plus Fund	DWS Balanced Fund	DWS Blue Chip Fund	DWS California Tax-Free Income Fund
John W. Ballantine	$50	$6,340	$4,270	$4,840
Henry P. Becton, Jr.	$0	$0	$0	$0
Dawn-Marie Driscoll	$0	$0	$0	$0
Keith R. Fox	$0	$0	$0	$0
Paul K. Freeman	$85	$7,826	$5,260	$5,979

Kenneth C. Froewiss	$0	$0	$0	$0
Richard J. Herring	$0	$0	$0	$0
William McClayton	$50	$6,050	$4,080	$4,620
Rebecca W. Rimel	$0	$0	$0	$0
William N. Searcy, Jr.	$0	$0	$0	$0
Jean Gleason Stromberg	$0	$0	$0	$0
Robert H. Wadsworth	$50	$6,050	$4,080	$4,620

	Aggregate Compensation from Fund/Portfolio
Name of Board Member	DWS Core Plus Allocation Fund	DWS Disciplined Long/Short Growth Fund	DWS Disciplined Long/Short Value Fund	DWS Disciplined Market Neutral Fund
John W. Ballantine	$1,110	$1,070	$1,090	$1,140
Henry P. Becton, Jr.	$0	$0	$0	$0
Dawn-Marie Driscoll	$0	$0	$0	$0
Keith R. Fox	$0	$0	$0	$0
Paul K. Freeman	$1,403	$1,319	$1,368	$1,440
Kenneth C. Froewiss	$0	$0	$0	$0
Richard J. Herring	$0	$0	$0	$0
William McClayton	$1,050	$1,020	$1,050	$1,100
Rebecca W. Rimel	$0	$0	$0	$0
William N. Searcy, Jr.	$0	$0	$0	$0
Jean Gleason Stromberg	$0	$0	$0	$0
Robert H. Wadsworth	$1,050	$1,020	$1,050	$1,100

	Aggregate Compensation from Fund/Portfolio
Name of Board Member	DWS Dreman Concentrated Value Fund	DWS Dreman High Return Equity Fund	DWS Dreman Mid Cap Value Fund	DWS Dreman Small Cap Value Fund
John W. Ballantine	$2,050	$11,050	$1,980	$6,630
Henry P. Becton, Jr.	$0	$0	$0	$0
Dawn-Marie Driscoll	$0	$0	$0	$0
Keith R. Fox	$0	$0	$0	$0
Paul K. Freeman	$2,540	$13,647	$2,448	$8,190
Kenneth C. Froewiss	$0	$0	$0	$0
Richard J. Herring	$0	$0	$0	$0
William McClayton	$1,960	$10,530	$1,890	$6,310
Rebecca W. Rimel	$0	$0	$0	$0
William N. Searcy, Jr.	$0	$0	$0	$0
Jean Gleason Stromberg	$0	$0	$0	$0
Robert H. Wadsworth	$1,960	$10,530	$1,890	$6,310

Aggregate Compensation from Fund/Portfolio

Name of Board Member	DWS High Income Fund	DWS Large Cap Value Fund	DWS Life Compass Income Fund	DWS Life Compass Protect Fund
John W. Ballantine	$6,680	$6,390	$0	$0
Henry P. Becton, Jr.	$0	$0	$0	$0
Dawn-Marie Driscoll	$0	$0	$0	$0
Keith R. Fox	$0	$0	$0	$0
Paul K. Freeman	$8,239	$7,870	$0	$0
Kenneth C. Froewiss	$0	$0	$0	$0
Richard J. Herring	$0	$0	$0	$0
William McClayton	$6,370	$6,090	$0	$0
Rebecca W. Rimel	$0	$0	$0	$0
William N. Searcy, Jr.	$0	$0	$0	$0
Jean Gleason Stromberg	$0	$0	$0	$0
Robert H. Wadsworth	$6,370	$6,090	$0	$0

	Aggregate Compensation from Fund/Portfolio
Name of Board Member	DWS Money Market Prime Series	DWS New York Tax-Free Income Fund	DWS Strategic Government Securities Fund	DWS Strategic Income Fund
John W. Ballantine	$8,250	$3,670	$6,830	$3,630
Henry P. Becton, Jr.	$0	$0	$0	$0
Dawn-Marie Driscoll	$0	$0	$0	$0
Keith R. Fox	$0	$0	$0	$0
Paul K. Freeman	$10,243	$4,542	$8,424	$4,473
Kenneth C. Froewiss	$0	$0	$0	$0
Richard J. Herring	$0	$0	$0	$0
William McClayton	$7,870	$3,500	$6,510	$3,450
Rebecca W. Rimel	$0	$0	$0	$0
William N. Searcy, Jr.	$0	$0	$0	$0
Jean Gleason Stromberg	$0	$0	$0	$0
Robert H. Wadsworth	$7,870	$3,500	$6,510	$3,450

	Aggregate Compensation from Fund/Portfolio
Name of Board Member	DWS Target 2008 Fund	DWS Target 2010 Fund	DWS Target 2011 Fund	DWS Target 2012 Fund
John W. Ballantine	$1,280	$1,750	$2,070	$1,910
Henry P. Becton, Jr.	$0	$0	$0	$0
Dawn-Marie Driscoll	$0	$0	$0	$0
Keith R. Fox	$0	$0	$0	$0
Paul K. Freeman	$1,580	$2,154	$2,552	$2,345
Kenneth C. Froewiss	$0	$0	$0	$0
Richard J. Herring	$0	$0	$0	$0
William McClayton	$1,230	$1,670	$1,960	$1,810
Rebecca W. Rimel	$0	$0	$0	$0
William N. Searcy, Jr.	$0	$0	$0	$0
Jean Gleason Stromberg	$0	$0	$0	$0

Robert H. Wadsworth	$1,230	$1,670	$1,960	$1,810

	Aggregate Compensation from Fund/Portfolio
Name of Board Member	DWS Target 2013 Fund	DWS Target 2014 Fund	DWS Technology Fund	Tax-Exempt California Money Market Fund
John W. Ballantine	$1,670	$1,690	$5,200	$2,210
Henry P. Becton, Jr.	$0	$0	$0	$0
Dawn-Marie Driscoll	$0	$0	$0	$0
Keith R. Fox	$0	$0	$0	$0
Paul K. Freeman	$2,066	$2,090	$6,413	$2,727
Kenneth C. Froewiss	$0	$0	$0	$0
Richard J. Herring	$0	$0	$0	$0
William McClayton	$1,590	$1,610	$4,960	$2,110
Rebecca W. Rimel	$0	$0	$0	$0
William N. Searcy, Jr.	$0	$0	$0	$0
Jean Gleason Stromberg	$0	$0	$0	$0
Robert H. Wadsworth	$1,590	$1,610	$4,960	$2,110

Name of Board Member	Total Compensation from Fund and DWS Fund Complex(1)
Independent Board Members
John W. Ballantine	$215,000
Henry P. Becton, Jr.(4)	$200,000
Dawn-Marie Driscoll(2)(4)	$253,000
Keith R. Fox(4)	$203,000
Paul K. Freeman(3)	$265,000
Kenneth C. Froewiss(4)	$200,000
Richard J. Herring(4)	$195,000
William McClayton(5)	$205,000
Rebecca W. Rimel(4)	$194,000
William N. Searcy, Jr.(4)	$200,000
Jean Gleason Stromberg(4)	$189,000
Robert H. Wadsworth	$245,250

(1)	The DWS fund complex is composed of 138 funds as of December 31, 2007.

(2)	Includes $50,000 in annual retainer fees received by Ms. Driscoll as Chairperson of certain DWS funds.

(3)

Includes $25,000 paid to Dr. Freeman for numerous special meetings of an ad hoc committee in connection with board consolidation initiatives and $50,000 in annual retainer fees received by Dr. Freeman as Chairperson of certain DWS funds.

(4)

Aggregate compensation includes amounts paid to the Board Members for special meetings of ad hoc committees of the board in connection with the consolidation of the DWS fund boards and various funds, meetings for considering fund expense simplification initiatives, and consideration of issues specific to the

Funds- direct shareholders (i.e., those shareholders who did not purchase shares through financial intermediaries). Such amounts totaled $1,000 for Mr. Becton, $1,000 for Ms. Driscoll, $1,000 for Mr. Fox, $1,000 for Mr. Froewiss, $1,000 for Dr. Herring, $5,000 for Ms. Rimel, $1,000 for Mr. Searcy and $1,000 for Ms. Stromberg. These meeting fees were borne by the Advisor.

(5)

Does not include $15,000 to be paid to Mr. McClayton in calendar year 2008 for numerous special meetings of an ad hoc committee of the former Chicago Board in connection with board consolidation initiatives.

Dr. Freeman, prior to his service as Independent Board Member, served as a board member of certain funds in the Deutsche Bank complex (-DB Funds-). In connection with his resignation and the resignation of certain other board members of the DB Funds on July 30, 2002 (the -Effective Date-), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. (-DAMI-) agreed to recommend, and, if necessary obtain, directors and officers (-D&O-) liability insurance coverage for the prior board members, including Dr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Board Member Ownership

Each Board Member owns over $100,000 of shares on an aggregate basis in all DWS funds overseen by the Board as of December 31, 2007. Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where a Board Member-s economic interest is tied to the securities, employment ownership and securities when the Board Member can exert voting power and when the Board Member has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000 and over $100,000.

Aggregate Dollar Range of Equity Securities in the Fund/Portfolio
Name of Board Member	Government & Agency Securities Portfolio	Money Market Portfolio	Tax-Exempt Portfolio	Treasury Portfolio
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	$1 - $10,000	None	$1 - $10,000	$1 - $10,000
Dawn-Marie Driscoll	None	None	$1 - $10,000	None
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	$1 - $10,000	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund/Portfolio
Name of Board Member	DWS Alternative Asset Allocation Plus Fund	DWS Balanced Fund	DWS Blue Chip Fund	DWS California Tax-Free Income Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	$1 - $10,000	None	$1 - $10,000
Dawn-Marie Driscoll	None	None	None	$10,001 - $50,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	$1 - $10,000	None	$1 - $10,000	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	$10,001 - $50,000	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	$10,001 - $50,000	None	$1 - $10,000	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund/Portfolio
Name of Board Member	DWS Core Plus Allocation Fund	DWS Disciplined Long/Short Growth Fund	DWS Disciplined Long/Short Value Fund	DWS Disciplined Market Neutral Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	$1 - $10,000	$1 - $10,000	None	None
Dawn-Marie Driscoll	None	None	None	None
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	$1 - $10,000	None	None	None
Richard J. Herring	None	None	None	$10,001 - $50,000
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund/Portfolio
Name of Board Member	DWS Dreman Concentrated Value Fund	DWS Dreman High Return Equity Fund	DWS Dreman Mid Cap Value Fund	DWS Dreman Small Cap Value Fund
Independent Board Members
John W. Ballantine	None	Over $100,000	None	None
Henry P. Becton, Jr.	None	None	$1 - $10,000	None
Dawn-Marie Driscoll	None	None	None	None
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	$50,001 - $100,000	None	$1 - $10,000
Kenneth C. Froewiss	$1 - $10,000	None	$1 - $10,000	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	$10,001 - $50,000
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund/Portfolio
Name of Board Member	DWS High Income Fund	DWS Large Cap Value Fund	DWS Life Compass Income Fund	DWS Life Compass Protect Fund
Independent Board Members
John W. Ballantine	None	$10,001 - $50,000	None	None
Henry P. Becton, Jr.	None	$1 - $10,000	None	None
Dawn-Marie Driscoll	None	None	None	None
Keith R. Fox	None	None	None	None
Paul K. Freeman	$50,001 - $100,000	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	$10,001 - $50,000	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund/Portfolio
Name of Board Member	DWS Money Market Prime Series	DWS New York Tax-Free Income Fund	DWS Strategic Government Securities Fund	DWS Strategic Income Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	$1 - $10,000	$1 - $10,000	None	None
Dawn-Marie Driscoll	$1 - $10,000	None	None	None
Keith R. Fox	None	None	None	None
Paul K. Freeman	$1 - $10,000	None	None	None
Kenneth C. Froewiss	None	None	$1 - $10,000	$1 - $10,000
Richard J. Herring	None	None	None	None
William McClayton	Over $100,000	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	$1 - $10,000	$1 - $10,000
Jean Gleason Stromberg	None	None	$1 - $10,000	None
Robert H. Wadsworth	$1 - $10,000	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund/Portfolio
Name of Board Member	DWS Target 2008 Fund	DWS Target 2010 Fund	DWS Target 2011 Fund	DWS Target 2012 Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	None	None	None
Dawn-Marie Driscoll	None	None	None	None
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	None	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Aggregate Dollar Range of Equity Securities in the Fund/Portfolio
Name of Board Member	DWS Target 2013 Fund	DWS Target 2014 Fund	DWS Technology Fund	Tax-Exempt California Money Market Fund
Independent Board Members
John W. Ballantine	None	None	None	None
Henry P. Becton, Jr.	None	None	$1-$10,000	None
Dawn-Marie Driscoll	None	None	None	$1-$10,000
Keith R. Fox	None	None	None	None
Paul K. Freeman	None	None	None	None
Kenneth C. Froewiss	None	None	None	None
Richard J. Herring	None	None	None	None
William McClayton	None	None	None	None
Rebecca W. Rimel	None	None	$10,001 - $50,000	None
William N. Searcy, Jr.	None	None	None	None
Jean Gleason Stromberg	None	None	None	None
Robert H. Wadsworth	None	None	None	None
Interested Board Member
Axel Schwarzer	None	None	None	None

Investment Management Agreement/Administrative Agreement

DWS Balanced Fund, DWS California Tax-Free Income Fund, DWS High Income Fund, DWS Money Market Prime Series, DWS Strategic Government Securities Fund, DWS Strategic Income Fund, DWS Target 2010 Fund, DWS Target 2011 Fund, DWS Target 2012 Fund, DWS Target 2013 Fund, DWS Technology Fund, Tax-Exempt California Money Market Fund and Treasury Portfolio, a series of Investors Cash Trust:

The following supplements the relevant disclosure underManagement of the Fund:

The Board and the Fund-s shareholders recently approved an amended and restated investment management agreement (the -Investment Management Agreement-) for the Fund. Pursuant to the Investment Management Agreement, the Advisor provides continuing investment management of the Fund-s assets. In addition to the investment management of the Fund-s assets, the Advisor determines the investments to be made for the Fund, including what portion of its assets remain uninvested in cash or cash equivalents, and with whom the orders for investments are placed, consistent with the Fund-s policies as stated in its prospectus and SAI, or as adopted by the Fund-s Board. The Advisor will also monitor, to the extent not monitored by the Fund-s administrator or other agent, the Fund-s compliance with its investment and tax guidelines and other compliance policies.

The Advisor provides assistance to the Fund-s Board in valuing the securities and other instruments held by the Fund, to the extent reasonably required by valuation policies and procedures that may be adopted by the Fund.

Pursuant to the Investment Management Agreement, (unless otherwise provided in the agreement or as determined by the Fund-s Board and to the extent permitted by applicable law), the Advisor pays the compensation and expenses of all the Board Members, officers, and executive employees of the Fund, including the Fund-s share of payroll taxes, who are affiliated persons of the Advisor.

The Investment Management Agreement provides that the Fund is generally responsible for expenses that include: fees payable to the Advisor; outside legal, accounting or auditing expenses, including with respect to expenses related to negotiation, acquisition or distribution of portfolio investments; maintenance of books and records that are maintained by the Fund, the Fund-s custodian, or other agents of the Fund; taxes and governmental fees; fees and expenses of the Fund-s accounting agent, custodian, sub-custodians, depositories, transfer agents, dividend reimbursing agents and registrars; payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other instruments of the Fund; and litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund-s business.

The Investment Management Agreement allows the Advisor to delegate any of its duties under the Investment Management Agreement to a subadvisor, subject to a majority vote of the Board of the Fund, including a majority of the Board who are not interested persons of the Fund, and, if required by applicable law, subject to a majority vote of the Fund-s shareholders.

The Investment Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Investment Management Agreement relates, except a loss resulting from willful malfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Investment Management Agreement. The Investment Management Agreement may be terminated at any time, without payment of penalty, by either party or by vote of a majority of the outstanding voting securities of the Fund on 60 days- written notice.

Effective May 1, 2008, for all services provided under the Investment Management Agreement, the Fund pays the Advisor a fee, computed daily and paid monthly, at the annual rate as a percentage of net assets shown below:

Fund	Management Fee Rate
DWS Balanced Fund	0.370% to $1.5 billion 0.345% next $500 million 0.310% next $1.5 billion 0.300% next $2 billion 0.290% next $2 billion 0.280% next $2.5 billion 0.270% next $2.5 billion 0.260% thereafter

DWS California Tax-Free Income Fund	0.450% to $250 million 0.420% next $750 million 0.400% next $1.5 billion 0.380% next $2.5 billion 0.350% next $2.5 billion 0.330% next $2.5 billion 0.310% next $2.5 billion 0.300% thereafter
DWS High Income Fund	0.480% to $250 million 0.450% next $750 million 0.430% next $1.5 billion 0.410% next $2.5 billion 0.380% next $2.5 billion 0.360% next $2.5 billion 0.340% next $2.5 billion 0.320% thereafter
DWS Money Market Prime Series	0.400% to $215 billion 0.275% next $335 million 0.200% next $250 million 0.150% next $800 million 0.140% next $800 million 0.130% next $800 million 0.120% thereafter
DWS Strategic Government Securities Fund	0.350% to $250 million 0.330% next $750 million 0.310% next $1.5 billion 0.300% next $2.5 billion 0.280% next $2.5 billion 0.260% next $2.5 billion 0.240% next $2.5 billion 0.220% thereafter
DWS Strategic Income Fund	0.480% to $250 million 0.450% next $750 million 0.430% next $1.5 billion 0.410% next $2.5 billion 0.380% next $2.5 billion 0.360% next $2.5 billion 0.340% next $2.5 billion 0.320% thereafter
DWS Target 2010 Fund	0.400%
DWS Target 2011 Fund	0.400%
DWS Target 2012 Fund	0.400%
DWS Target 2013 Fund	0.400%

DWS Technology Fund	0.480% to $250 million 0.450% next $750 million 0.430% next $1.5 billion 0.410% next $2.5 billion 0.380% next $2.5 billion 0.360% next $2.5 billion 0.340% next $2.5 billion 0.320% thereafter
Tax-Exempt California Money Market Fund	0.120% to $500 million 0.100% next $500 million 0.075% next $1.0 billion 0.060% next $1.0 billion 0.050% thereafter
Treasury Portfolio	0.050%

The Fund recently entered into a new administrative services agreement with the Advisor (the -Administrative Services Agreement-), pursuant to which the Advisor provides administrative services to the Fund including, among others, providing the Fund with personnel, preparing and making required filings on behalf of the Fund, maintaining books and records for the Fund, and monitoring the valuation of Fund securities. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee, computed daily and paid monthly, of 0.100% of the Fund-s net assets.

Under the Administrative Services Agreement, the Advisor is obligated on a continuous basis to provide such administrative services as the Board of the Fund reasonably deems necessary for the proper administration of the Fund. The Advisor provides the Fund with personnel; arranges for the preparation and filing of the Fund-s tax returns; prepares and submits reports and meeting materials to the Board and the Fund-s shareholders; prepares and files updates to the Fund-s prospectus and statement of additional information as well as other reports required to be filed by the SEC; maintains the Fund-s records; provides the Fund with office space, equipment and services; supervises, negotiates the contracts of and monitors the performance of third parties contractors; oversees the tabulation of proxies; monitors the valuation of portfolio securities and monitors compliance with Board-approved valuation procedures; assists in establishing the accounting and tax policies of the Fund; assists in the resolution of accounting issues that may arise with respect to the Fund; establishes and monitors the Fund-s operating expense budgets; reviews and processes the Fund-s bills; assists in determining the amount of dividends and distributions available to be paid by the Fund, prepares and arranges dividend notifications and provides information to agents to effect payments thereof; provides to the Board periodic and special reports; provides assistance with investor and public relations matters; and monitors the registration of shares under applicable federal and state law. The Advisor also performs certain fund accounting services under the Administrative Services Agreement. The Administrative Services Agreement provides that the Advisor will not be liable under the Administrative Services Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Subadviser Approval Policy

DWS Balanced Fund, DWS California Tax-Free Income Fund, DWS Disciplined Long/Short Growth Fund, DWS Disciplined Long/Short Value Fund, DWS Disciplined Market Neutral Fund, DWS High Income Fund, DWS Large Cap Value Fund, DWS Money Market Prime Series, DWS Strategic Government Securities Fund, DWS Strategic Income Fund, DWS Target 2010 Fund, DWS Target 2011 Fund, DWS Target 2012 Fund, DWS Target 2013 Fund, DWS Technology Fund, Tax-Exempt California Money Market Fund and Treasury Portfolio, a series of Investors Cash Trust:

The following is added to the disclosure under Management of the Fund:

The Board and the Fund-s shareholders recently approved a new subadvisor policy for the Funds (the -Subadviser Approval Policy-). The Subadviser Approval Policy permits the Advisor, subject to the approval of the Board, including a majority of the Independent Board Members, to terminate an existing subadvisor or sub-subadvisor and hire another subadvisor or sub-subadvisor, as applicable, and materially amend an existing subadvisory agreement or sub-subadvisory agreement without obtaining shareholder approval. The Funds could not implement the Subadviser Approval Policy without the Securities and Exchange Commission (the -SEC-) granting the Funds exemptive relief. A number of other mutual fund complexes have obtained exemptive relief with respect to an advisor-s ability to appoint, replace or amend the subadvisory agreement with unaffiliated subadvisors and subadvisors that are wholly owned subsidiaries of the advisor. However, exemptive relief with regard to an advisor-s ability to appoint, replace or amend the subadvisory agreement with a subadvisor, who is affiliated with, but not wholly owned subsidiary of the advisor, without shareholder approval, would be more expansive relief than previously granted by the SEC. In addition, exemptive relief with regard to an advisor-s ability to appoint, replace or amend a sub-subadvisory agreement with a sub-advisor, without shareholder approval, would be more expansive relief than previously obtained by other mutual fund complexes. Accordingly, there can be no assurance that the Funds- exemptive application will be granted by the SEC or that it will be sufficiently broad to allow the Funds to implement the Subadviser Approval Policy as described above. The SEC also has proposed Rule 15a-5 under the Investment Company Act of 1940, as amended (the -1940 Act-) in October 2003 to permit the appointment and termination of subadvisors and amendment to subadvisory agreements without shareholder approval. No action has been taken on proposed Rule 15a-5 under the 1940 Act since it proposal and there is no assurances that the rule will be adopted as proposed. The Funds and the Advisor will be subject to the conditions imposed by the SEC (either by an exemptive order or as part of the final rule) whenever the Advisor acts under the Subadviser Approval Policy, including any shareholder notice requirements.

Fundamental Investment Policies

DWS Balanced Fund, DWS California Tax-Free Income Fund, DWS High Income Fund, DWS Large Cap Value Fund, DWS Money Market Prime Series, DWS Strategic Government Securities Fund, DWS Strategic Income Fund, DWS Target 2010 Fund, DWS Target 2011 Fund, DWS Target 2012 Fund, DWS Target 2013 Fund, DWS Technology Fund, Tax-Exempt California Money Market Fund and Treasury Portfolio, a series of Investors Cash Trust:

The fundamental investment restriction regarding commodities is replaced with the following:

The Fund may not purchase or sell commodities, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time.

Tax-Exempt California Money Market Fund only:

Effective on or about May 1, 2008, the Fund-s fundamental restrictions are replaced with the following:

The Fund may not:

(1)	Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(2)	Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3)	Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(4)

Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund-s ownership of securities.

(5)	Purchase or sell commodities, except as permitted by the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(6)	Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or
(7)	Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The Fund-s disclosure relating to its status as a diversified fund is replaced with the following:

The Fund has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

DWS Money Market Prime Series only:

Effective on or about May 1, 2008, the Fund-s fundamental restriction regarding concentration is replaced with the following:

The Fund may not concentrate its investments in a particular industry (excluding U.S. Government Obligations), as that term is used in the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time, except that the Fund will invest more than 25% of its total assets in the obligations of banks and other financial institutions.

The relevant paragraph under Investment Restrictions is replaced with the following:

Because the Fund concentrates its investments in obligations of banks and other financial institutions, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in obligations of banks and other financial institutions.

DWS Money Market Prime Series only:

Effective on or about May 1, 2008, the following paragraph is added under Investment Policies and Techniques for DWS Money Market Prime Series:

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. The Fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), large foreign branches of large foreign banks and smaller banks as described below. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank. Further, foreign branches of foreign banks are not regulated by US banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to US banks.

Please Retain This Supplement for Future Reference

April 3, 2008